Note 34 Fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fee and commission income [Line Items]
Bills receivables	€ 13	€ 13
Demand Account	165	233
Credit and Debit Cards	1,968	1,610
Checks	89	81
Transfers and other payment orders	422	389
Insurance product commissions	180	127
Loan commitments given fee and commission income	139	123
Other Commitments And Financial Guarantees Given	225	200
Portfolio and other management fee income	670	610
Brokerage fee income	148	131
Custody securities income	100	91
Other fee and commission income	379	354
Fee and commission income	€ 4,498	€ 3,964